Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Operating Lease Agreements in Israel [Member]
Commitments and Contingent Liabilities (Textual)
Bank guarantee amount				$ 26
Lease expenses		$ 65	$ 100
Paid termination and bank guarantee canceled cost	$ 16
Short-term Operating Lease Agreements in New Haven [Member]
Commitments and Contingent Liabilities (Textual)
Lease expenses			$ 80